Document and Entity Information	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	Gambling.com Group Limited
Entity Central Index Key	0001839799
Current Fiscal Year End Date	--12-31
Entity File Number	001-40634
Entity Address, Address Line One	22 Grenville Street
Entity Address, City or Town	St. Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE4 8PX